Note 6 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Nov. 30, 2013	Nov. 30, 2012
Accrued Liabilities [Abstract]
Professional fees	$ 468,986	$ 116,179
Other	200,335	108,618
	$ 669,321	$ 224,797